Risk Management	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Risk Management
Note 9 Risk Management
Manulife offers insurance, wealth and asset management products and other financial services, which subjects the Company to a broad range of risks. Manulife manages these risks within an enterprise-wide risk management framework. Manulife’s goal in managing risk is to strategically optimize risk taking and risk management to support long-term revenue, earnings and capital growth. Manulife seeks to achieve this by capitalizing on business opportunities and strategies with appropriate risk/return profiles; ensuring sufficient management expertise is in place to effectively execute strategies, and to identify, understand and manage underlying inherent risks; ensuring strategies and activities align with its corporate and ethical standards and operational capabilities; pursuing opportunities and risks that enhance diversification; and in making all risk taking decisions with analyses of inherent risks, risk controls and mitigations, and risk/return trade-off.
(a) Market risk
Market risk is the risk of loss resulting from market price volatility, interest rate change, credit and swap spread changes, and adverse foreign currency exchange rate movements. Market price volatility primarily relates to changes in prices of publicly traded equities and alternative long-duration assets. The profitability of the Company’s insurance and annuity products, as well as the fees the Company earns in its investment management business, are subject to market risk.
Please read below for details on factors that could impact the level of market risk and the strategies used to manage this risk:

Market risk management strategy

Market risk management strategy is governed by the Global Asset Liability Committee which oversees the overall market and liquidity risk program. The Company’s overall strategy to manage its market risks incorporates several component strategies, each targeted to manage one or more of the market risks arising from the Company’s businesses. At an enterprise level, these strategies are designed to manage the Company’s aggregate exposures to market risks against limits associated with earnings and capital volatility.

The following table outlines the Company’s key market risks and identifies the risk management strategies which contribute to managing these risks.
Risk Management Strategy	Key Market Risk
	Public Equity Risk	Interest Rate and Spread Risk	ALDA Risk	Foreign Currency Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Variable annuity guarantee dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign currency exchange management				✓	✓
Liquidity risk management					✓
Product design and pricing strategy

The Company’s policies, standards, and guidelines with respect to product design and pricing are designed with the objective of aligning its product offerings with its risk taking philosophy and risk appetite, and in particular, ensuring that incremental risk generated from new sales aligns with its strategic risk objectives and risk limits. The specific design features of Manulife’s product offerings, including level of benefit guarantees, policyholder options, fund offerings and availability restrictions as well as its associated investment strategies, help to mitigate the level of underlying risk. Manulife regularly reviews and modifies key features within its product offerings, including premiums and fee charges with a goal of meeting profit targets and staying within risk limits. Certain of the Company’s general fund adjustable benefit products have minimum rate guarantees. The rate guarantees for any particular policy are set at the time the policy is issued and governed by insurance regulation in each jurisdiction where the products are sold. The contractual provisions allow crediting rates to be re-set
at
pre-established
intervals subject to the established minimum crediting rate guarantees. The Company may partially mitigate the interest rate exposure by setting new rates on new business and by adjusting rates on in-force
business where permitted. In addition, the Company partially mitigates this interest rate risk through its asset liability management process, product design elements, and crediting rate strategies. All material new product, reinsurance and underwriting initiatives must be reviewed and approved by the Chief Risk Officer or key individuals within risk management functions.

Hedging strategies for variable annuity and other equity risks

The Company’s exposure to movement in public equity market values primarily arises from insurance contract liabilities related to variable annuity guarantees and general fund public equity investments.

Dynamic hedging is the primary hedging strategy for variable annuity market risks. Dynamic hedging is employed for new variable annuity guarantees business when written or as soon as practical thereafter.

Manulife seeks to manage public equity risk arising from unhedged exposures in its insurance contract liabilities through the macro equity risk hedging strategy. The Company seeks to manage interest rate risk arising from variable annuity business not dynamically hedged through its asset liability management strategy.

Variable annuity dynamic hedging strategy

The variable annuity dynamic hedging strategy is designed to hedge the sensitivity of variable annuity guarantee insurance contract liabilities to fund performance (both public equity and bond funds) and interest rate movements. The objective of the variable annuity dynamic hedging strategy is to offset, as closely as possible, the change in the economic value of guarantees with the profit and loss from the hedge asset portfolio.

The Company’s variable annuity hedging program uses a variety of exchange-traded and over-the-counter
(“OTC”) derivative contracts to offset the change in value of variable annuity guarantees. The main derivative instruments used are equity index futures, government bond futures, currency futures, interest rate swaps, total return swaps, equity options and interest rate swaptions. The hedge instruments’ positions against insurance contract liabilities are continuously monitored as market conditions change. As necessary, the hedge asset positions will be dynamically rebalanced in order to stay within established limits. The Company may also utilize other derivatives with the objective to improve hedge effectiveness opportunistically.

The Company’s variable annuity guarantee dynamic hedging strategy is not designed to completely offset the sensitivity of insurance contract liabilities to all risks associated with the guarantees embedded in these products. The profit (loss) on the hedge instruments will not completely offset the underlying losses (gains) related to the guarantee liabilities hedged because:

•   Policyholder behaviour and mortality experience are not hedged;
•   Risk adjustment related to cost of guarantees in the insurance contract liabilities is largely hedged;
•   A portion of interest rate risk is not hedged;
•   Credit spreads may widen and actions might not be taken to adjust accordingly;
•   Fund performance on a small portion of the underlying funds is not hedged due to lack of availability of effective exchange-traded hedge instruments;
•   Performance of the underlying funds hedged may differ from the performance of the corresponding hedge instruments;
•   Correlations between interest rates and equity markets could lead to unfavourable material impacts;
•   Unfavourable hedge rebalancing costs can be incurred during periods of high volatility from equity markets, bond markets and/or interest rates. The impact is magnified when these impacts occur concurrently; and
•   Not all other risks are hedged.

Macro equity risk hedging strategy

The objective of the macro equity risk hedging program is to maintain the Company’s overall earnings sensitivity to public equity market movements within the Board approved risk appetite limits. The macro equity risk hedging program is designed to hedge earnings sensitivity due to movements in public equity markets arising from all sources (outside of dynamically hedged exposures). Sources of equity market sensitivity addressed by the macro equity risk hedging program include:

•   Residual equity and currency exposure from variable annuity guarantees not dynamically hedged;
•   General fund equity holdings backing guaranteed, adjustable liabilities and variable universal life; and
•   Host contract fees related to variable annuity guarantees are not dynamically hedged.

Asset liability management strategy

Manulife’s asset liability management strategy is designed to help ensure that the market risks embedded in its assets and liabilities held in the Company’s general fund are effectively managed and that risk exposures arising from these assets and liabilities are maintained within risk limits. The embedded market risks include risks related to the level and movement of interest rates and credit and swap spreads, public equity market performance, ALDA performance and foreign currency exchange rate movements.

General fund product liabilities are categorized into groups with similar characteristics in order to support them with a specific asset strategy. The Company seeks to align the asset strategy for each group to the premium and benefit patterns, policyholder options and guarantees, and crediting rate strategies of the products they support. The strategies are set using portfolio analysis techniques intended to optimize returns, subject to considerations related to regulatory and economic capital requirements, and risk tolerances. They are designed to achieve broad diversification across asset classes and individual investment risks while being suitably aligned with the liabilities they support. The strategies encompass asset mix, quality rating, term profile, liquidity, currency and industry concentration targets.

Foreign exchange risk management strategy

Manulife’s policy is to generally match the currency of its assets with the currency of the liabilities they support. Where assets and liabilities are not currency matched, the Company seeks to hedge this exposure where appropriate to stabilize its earnings and capital positions and remain within its enterprise foreign exchange risk limits.

Liquidity risk management strategy

Global liquidity management policies and procedures are designed to provide adequate liquidity to cover cash and collateral obligations as they come due, and to sustain and grow operations in both normal and stressed conditions. They consider legal, regulatory, tax, operational or economic impediments to inter-entity funding. The asset mix of the Company’s balance sheet takes into account the need to hold adequate unencumbered and appropriate liquid assets to satisfy the requirements arising under stressed scenarios and to allow Manulife’s liquidity ratios to remain strong. Manulife manages liquidity centrally and closely monitors the liquidity positions of its principal subsidiaries.

Manulife seeks to mitigate liquidity risk by diversifying its business across different products, markets, geographical regions and policyholders. The Company designs insurance products to encourage policyholders to maintain their policies in-force, to help generate a diversified and stable flow of recurring premiums. The Company designs the policyholder termination features with the goal of mitigating the financial exposure and liquidity risk related to unexpected policyholder terminations. The Company establishes and implements investment strategies intended to match the term profile of the assets to the liabilities they support, taking into account the potential for unexpected policyholder terminations and resulting liquidity needs. Liquid assets represent a large portion of the Company’s total assets. Manulife aims to reduce liquidity risk in the Company’s businesses by diversifying its funding sources and appropriately managing the term structure of its funding. The Company forecasts and monitors daily operating liquidity and cash movements in various individual entities and operations as well as centrally, aiming to ensure liquidity is available and cash is employed optimally.

The Company also maintains centralized cash pools and access to other sources of liquidity and contingent liquidity such as repurchase funding agreements. Manulife’s centralized cash pools consist of cash or near-cash, high quality short-term investments that are continually monitored for their credit quality and market liquidity.

Manulife has established a variety of contingent liquidity sources. These include, among others, a $500 committed unsecured revolving credit facility with certain Canadian chartered banks available for the Company, and a US$500 committed unsecured revolving credit facility with certain U.S. banks available to the Company and certain of its U.S. subsidiaries. There were no outstanding borrowings under these facilities as of December 31, 2023 (2022 –
$
nil). In addition, JHUSA is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”), which enables the Company to obtain loans from FHLBI as an alternative source of liquidity that is collateralizable by qualifying mortgage loans, mortgage-backed securities and U.S. Treasury and Agency securities. As of December 31, 2023, JHUSA had an estimated maximum borrowing capacity of US$4.3 billion (2022 – US$3.8 billion) based on regulatory limitations with an outstanding balance of US$500 (2022 – US$500), under the FHLBI facility.

The
following table outlines the maturity of the Company’s significant financial liabilities.
Maturity of financial liabilities
(1)

As at December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$–	$1,672	$920	$3,479	$6,071
Capital instruments	594	–	–	6,073	6,667
Derivatives	1,561	1,982	717	7,427	11,687
Deposits from Bank clients (2)	16,814	2,963	1,839	–	21,616
Lease liabilities	100	133	68	49	350
(1)
 The amounts shown above are net of the related unamortized deferred issue costs.
(2)
Carrying value and fair value of deposits from Bank clients as at December 31, 2023 was $21,616 and $21,518, respectively (2022 – $22,507 and $22,271 respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2022 – Level 2).

Through
the normal course of business, pledging of assets is required to comply with jurisdictional regulatory and other requirements including collateral pledged to partially mitigate derivative counterparty credit risk, assets pledged to exchanges as initial margin and assets held as collateral for repurchase funding agreements. Total unencumbered assets were $470.2 billion as at December 31, 2023 (2022 – $477.7 billion).
(b) Market risk sensitivities and market risk exposure measures
Variable annuity and segregated fund guarantees

Guarantees on variable annuity products and segregated funds may include one or more of death, maturity, income and withdrawal guarantees. Variable annuity and segregated fund guarantees are contingent and only payable upon the occurrence of the relevant event, if fund values at that time are below guarantee values. Depending on future equity market levels, liabilities on current in-force
business would be due primarily in the period from 2023 to 2043.

Manulife seeks to mitigate a portion of the risks embedded in its retained (i.e., net of reinsurance) variable annuity and segregated fund guarantee business through the combination of dynamic and macro hedging strategies (see “Publicly traded equity performance risk sensitivities and exposure measures” below).

The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.
Variable annuity and segregated fund guarantees, net of
reinsurance

	2023			2022
As at December 31,	Guarantee value (1)	Fund value	Net amount at risk (1),(2),(3)	Guarantee value (1)	Fund value	Net amount at risk (1),(2),(3)
Guaranteed minimum income benefit	$3,864	$2,735	$1,156	$4,357	$2,723	$1,639
Guaranteed minimum withdrawal benefit	34,833	33,198	4,093	38,319	34,203	5,734
Guaranteed minimum accumulation benefit	18,996	19,025	116	20,035	19,945	221
Gross living benefits (4)	57,693	54,958	5,365	62,711	56,871	7,594
Gross death benefits (5)	9,133	17,279	975	10,465	15,779	2,156
Total gross of reinsurance	66,826	72,237	6,340	73,176	72,650	9,750
Living benefits reinsured	24,208	23,146	3,395	26,999	23,691	4,860
Death benefits reinsured	3,400	2,576	482	3,923	2,636	1,061
Total reinsured	27,608	25,722	3,877	30,922	26,327	5,921
Total, net of reinsurance	$39,218	$46,515	$2,463	$42,254	$46,323	$3,829

(1)

Guarantee Value and Net Amount at Risk in respect of guaranteed minimum withdrawal business in Canada and the U.S. reflect the time value of money of these claims.
(2)
Amount at risk
(in-the-money
amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance and assumes that all claims are immediately payable. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk assumes that the benefit is paid as a lifetime annuity commencing at the earliest contractual income start age. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(3)
The amount at risk net of reinsurance at December 31, 2023 was $2,463 (2022 – $3,829) of which: US$391 (2022 – US$737) was on the Company’s U.S. business, $1,559 (2022 – $2,154) was on the Company’s
Canadian business, US$140 (2022 – US$275) was on
the Company’s
Japan business and US$155 (2022 – US$224) was related to Asia (other than Japan) and the Company’s

run-off
reinsurance business.
(4)
Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 5.
(5)
Death benefits include standalone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.

Investment categories for variable contracts with guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31, Investment category	2023	2022
Equity funds	$45,593	$42,506
Balanced funds	35,801	36,290
Bond funds	8,906	9,336
Money market funds	1,559	1,924
Other fixed interest rate investments	1,907	2,029
Total	$93,766	$92,085
Caution related to sensitivities

In the sections that follow, the Company provides sensitivities and risk exposure measures for certain risks. These include sensitivities due to specific changes in market prices and interest rate levels projected using internal models as at a specific date
,
and are measured relative to a starting level reflecting the Company’s assets and liabilities at that date. The risk exposures measure the impact of changing one factor at a time and assume that all other factors remain unchanged. Actual results can differ significantly from these estimates for a variety of reasons including the interaction among these factors when more than one changes; changes in liabilities from updates to non-economic assumptions, changes in business mix, effective tax rates and other market factors; and the general limitations of the Company’s internal models. For these reasons, the sensitivities should only be viewed as directional estimates of the underlying sensitivities for the respective factors based on the assumptions outlined below. Given the nature of these calculations, the Company cannot provide assurance that the actual impact on CSM, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders will be as indicated.

Publicly traded equity performance risk sensitivities and exposure measures
The tables below include the
potential impacts from an immediate
10%, 20% and 30
% change in market values of publicly traded equities on CSM, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders. The potential impact is shown after taking into account the impact of the change in markets on the hedge assets. While the Company cannot reliably estimate the amount of the change in dynamically hedged variable annuity guarantee liabilities that will not be offset by the change in the dynamic hedge assets, the Company makes certain assumptions for the purposes of estimating the impact on net income attributed to shareholders.
This estimate assumes that the performance of the dynamic hedging program would not completely offset the gain/loss from the dynamically hedged variable annuity guarantee liabilities. It assumes that the hedge assets are based on the actual position at the period end, and that equity hedges in the dynamic program offset
95
% of the hedged variable annuity liability movement that occurs as a result of market changes.
It is also important to note that these estimates are illustrative, and that the dynamic and macro hedging programs may underperform these estimates, particularly during periods of high realized volatility and/or periods where both interest rates and equity market movements are unfavourable. The adoption of IFRS 17 did not change the method or assumptions used for deriving sensitivity information.
Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns
(1)

	Net income attributed to shareholders
As at December 31, 2023	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity guarantees (2)	$(2,370)	$(1,460)	$(670)	$550	$1,010	$1,390
General fund equity investments (3)	(1,170)	(770)	(390)	380	760	1,140
Total underlying sensitivity before hedging	(3,540)	(2,230)	(1,060)	930	1,770	2,530
Impact of macro and dynamic hedge assets (4)	880	530	240	(190)	(340)	(460)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,660)	(1,700)	(820)	740	1,430	2,070
Impact of reinsurance	1,470	900	420	(350)	(650)	(910)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,190)	$(800)	$(400)	$390	$780	$1,160

	Net income attributed to shareholders
As at December 31, 2022	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity guarantees (2)	$(2,110)	$(1,310)	$(610)	$530	$980	$1,360
General fund equity investments (3)	(1,450)	(920)	(420)	400	780	1,170
Total underlying sensitivity before hedging	(3,560)	(2,230)	(1,030)	930	1,760	2,530
Impact of macro and dynamic hedge assets (4)	930	570	260	(220)	(400)	(540)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,630)	(1,660)	(770)	710	1,360	1,990
Impact of reinsurance	1,170	740	350	(310)	(580)	(810)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,460)	$(920)	$(420)	$400	$780	$1,180
(1)	See “Caution related to sensitivities” above.
(2)
For variable annuity contracts measured under VFA the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted the full impact is reported in net income attributed to shareholders.

(3)
This impact for general fund equity investments includes general fund investments supporting the Company’s insurance contract liabilities, investment in seed money investments (in segregated and mutual funds made by Global WAM segment) and the impact on insurance contract liabilities related to the projected future fee income on variable universal life and other unit linked products. The impact does not include any potential impact on public equity weightings. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.

(4)
Includes the impact of assumed rebalancing of equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge represents the impact of equity hedges offsetting 95% of the dynamically hedged variable annuity liability movement that occurs as a result of market changes, but does not include any impact in respect of other sources of hedge accounting ineffectiveness (e.g.
,
fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).

Potential immediate impact on contractual service margin, other comprehensive income to shareholders and total comprehensive income to shareholders
(1),(2),(3)

As at December 31, 2023	-30%	-20%	-10%	+10%	+20%	+30%

Variable annuity guarantees reported in CSM	$(3,810)	$(2,370)	$(1,100)	$940	$1,760	$2,470
Impact of risk mitigation—hedging (4)	1,150	700	310	(250)	(450)	(600)
Impact of risk mitigation—reinsurance (4)	1,850	1,140	530	(450)	(830)	(1,150)
VA net of risk mitigation	(810)	(530)	(260)	240	480	720
General fund equity	(940)	(610)	(300)	290	590	870
Contractual service margin (pre-tax)	$(1,750)	$(1,140)	$(560)	$530	$1,070	$1,590
Other comprehensive income attributed to shareholders (post-tax) (5)	$(730)	$(490)	$(240)	$230	$460	$680
Total comprehensive income attributed to shareholders (post-tax)	$(1,920)	$(1,290)	$(640)	$620	$1,240	$1,840

As at December 31, 2022	-30%	-20%	-10%	+10%	+20%	+30%
Variable annuity guarantees reported in CSM	$(3,410)	$(2,140)	$(1,010)	$890	$1,670	$2,360
Impact of risk mitigation—hedging (4)	1,200	740	340	(280)	(510)	(690)
Impact of risk mitigation—reinsurance (4)	1,480	930	440	(390)	(730)	(1,030)
VA net of risk mitigation	(730)	(470)	(230)	220	430	640
General fund equity	(520)	(370)	(210)	240	490	730
Contractual service margin (pre-tax)	$(1,250)	$(840)	$(440)	$460	$920	$1,370
Other comprehensive income attributed to shareholders (post-tax) (5)	$(620)	$(410)	$(210)	$210	$400	$600
Total comprehensive income attributed to shareholders (post-tax)	$(2,080)	$(1,330)	$(630)	$610	$1,180	$1,780

(1)	See “Caution related to sensitivities” above.
(2)
This estimate assumes that the performance of the dynamic hedging program would not completely offset the gain/loss from the dynamically hedged variable annuity guarantee liabilities. It assumes that the hedge assets are based on the actual position at the period end, and that equity hedges in the dynamic program offset 95% of the hedged variable annuity liability movement that occur as a result of market changes.

(3)
OSFI rules for segregated fund guarantees reflect full capital impacts of shocks over 20 quarters within a prescribed range. As such, the deterioration in equity markets could lead to further increases in capital requirements after the initial shock.

(4)
For variable annuity contracts measured under VFA the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted the full impact is reported in net income attributed to shareholders.

(5)	The impact of financial risk and changes to interest rates for variable annuity contracts is not expected to generate sensitivity in Other Comprehensive Income.

Interest rate and spread risk sensitivities and exposure measures

As at
December 31, 2023, the Company estimated the sensitivity of net income attributed to shareholders to a
50
basis point parallel decline in interest rates to be a
benefit
of $100, and to a
50
basis point parallel increase in interest rates to be a
charge
 of $100.

The table below shows the potential impacts from a 50 basis point parallel move in interest rates on CSM, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders. This includes a change in current government, swap and corporate rates for all maturities across all markets with no change in credit spreads between government, swap and corporate rates. Also shown separately are the potential impacts from a 50 basis point parallel move in corporate spreads and a 20 basis point parallel move in swap spreads. The impacts reflect the net impact of movements in asset values in liability and surplus segments and movements in the present value of cash flows for insurance contracts including those with cash flows that vary with the returns of underlying items where the present value is measured by stochastic modelling. The method used for deriving sensitivity information and significant assumptions made did not change from the previous period.

The disclosed interest rate sensitivities reflect the accounting designations of the Company’s financial assets and corresponding insurance contract liabilities. In most cases these assets and liabilities are designated as FVOCI and as a result, impacts from changes to interest rates are largely in other comprehensive income. There are also changes in interest rates that impact the CSM for VFA contracts that relate to amounts that are not passed through to policyholders. In addition, changes in interest rates impact net income as it relates to derivatives not in hedge accounting relationships and on VFA contracts where the CSM has been exhausted.

The disclosed interest rate sensitivities assume no hedge accounting ineffectiveness, as the Company’s hedge accounting programs are optimized for parallel movements in interest rates, leading to immaterial net income impacts under these shocks. However, the actual hedge accounting ineffectiveness is sensitive to non-parallel
interest rate movements and will depend on the shape and magnitude of the interest rate movements which could lead to variations in the impact to net income attributed to shareholders.

The Company’s sensitivities vary across all regions in which it operates, and the impacts of yield curve changes will vary depending upon the geography where the change occurs. Furthermore, the impacts from non-parallel
movements may be materially different from the estimated impacts of parallel movements.

The interest rate and spread risk sensitivities are determined in isolation of each other and therefore do not reflect the combined impact of changes in government rates and credit spreads between government, swap and corporate rates occurring simultaneously. As a result, the impact of the summation of each individual sensitivity may be materially different from the impact of sensitivities to simultaneous changes in interest rate and spread risk.

The potential impacts also do not take into account other potential effects of changes in interest rate levels, for example, CSM at recognition on the sale of new business or lower interest earned on future fixed income asset purchases.

The impacts do not reflect any potential effect of changing interest rates on the value of the Company’s ALDA. Rising interest rates could negatively impact the value of the Company’s ALDA. More information on ALDA can be found below under “Alternative long-duration asset performance risk sensitivities and exposure measures”.

Potential impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders of an immediate parallel change in interest rates, corporate spreads or swap spreads relative to current rates
(1),(2),(3)
,(4)

As at December 31, 2023	Interest rates		Corporate spreads		Swap spreads
(post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp

CSM	$–	$(100)	$–	$(100)	$–	$–
Net income attributed to shareholders	100	(100)	–	–	100	(100)
Other comprehensive income attributed to shareholders	(300)	300	(200)	300	(100)	100
Total comprehensive income attributed to shareholders	(200)	200	(200)	300	–	–

As at December 31, 2022	Interest rates		Corporate spreads		Swap spreads
( post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp
CSM	$(100)	$–	$(100)	$–	$–	$–
Net income attributed to shareholders	1,700	(1,500)	–	–	–	–
Other comprehensive income attributed to shareholders	(1,900)	1,600	–	–	–	–
Total comprehensive income attributed to shareholders	(200)	100	–	–	–	–

(1)	See “Caution related to sensitivities” above.
(2)	Estimates include changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates.
(3)
Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.

(4)
The Company adopted IFRS 9 hedge accounting prospectively from January 1, 2023, as such the sensitivity results for 2023 and 2022 are based on different accounting basis in which 2023 includes the impacts of hedge accounting and 2022 does not.

Alternative long-duration asset performance risk sensitivities and exposure measures
The following table shows the potential impact on CSM, net income attributed to shareholders, other comprehensive income attributed
to shareholders, and total comprehensive income attributed to shareholders resulting from an immediate 10% change in market values of ALDA. The method used for deriving sensitivity information and significant assumptions made did not change from
the previous period.
ALDA includes commercial real estate, timber and farmland real estate, infrastructure, and private equities, some of which relate to energy.
1
The impacts do not reflect any future potential changes to
non-fixed
income return volatility. Refer to “Publicly traded equity performance risk sensitivities and exposure measures” above for more details.
Potential immediate impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders from changes in ALDA market values
(1)

As at	December 31, 2023		December 31, 2022
(post-tax except CSM)	-10%	+10%	-10%	+10%
CSM excluding NCI	$(100)	$100	$(100)	$100
Net income attributed to shareholders	(2,400)	2,400	(2,500)	2,500
Other comprehensive income attributed to shareholders	(200)	200	(100)	100
Total comprehensive income attributed to shareholders	(2,600)	2,600	(2,600)	2,600

(1)	See “Caution related to sensitivities” above.
Foreign exchange risk sensitivities and exposure measures
The Company generally matches the currency of its assets with the currency of the insurance and investment contract liabilities they support, with the objective of mitigating risk of loss arising from foreign currency exchange rate changes. As at December 31, 2023, the Company did not have a material unmatched currency exposure.
Liquidity risk exposure strategy
Manulife manages liquidity levels of the consolidated group and key subsidiaries against established thresholds. These thresholds are based on liquidity stress scenarios over varying time horizons.
Increased use of derivatives for hedging purposes has necessitated greater emphasis on measurement and management of contingent liquidity risk related to these instruments, in particular the movement of
“over-the-counter”
derivatives to central clearing in the U.S. and Japan places an emphasis on cash as the primary source of liquidity as opposed to security holdings. The market value of the Company’s derivative portfolio is therefore regularly stress tested to assess the potential collateral and cash settlement requirements under various market conditions.
(c) Credit risk
Credit risk is the risk of loss due to inability or unwillingness of a borrower, or counterparty, to fulfill its payment obligations. Worsening regional and global economic conditions, segment or industry sector challenges, or company specific factors could result in defaults or downgrades and could lead to increased provisions or impairments related to the Company’s general fund invested assets.
The Company’s exposure to credit risk is managed through risk management policies and procedures which include a defined credit evaluation and adjudication process, delegated credit approval authorities and established exposure limits by borrower, corporate connection, credit rating, industry and geographic region. The Company measures derivative counterparty exposure as net potential credit exposure, which takes into consideration fair values of all transactions with each counterparty, net of any collateral held, and an allowance to reflect future potential exposure. Reinsurance counterparty exposure is measured reflecting the level of ceded liabilities.
The Company also ensures where warranted, that mortgages, private placements and loans to Bank clients are secured by collateral, the nature of which depends on the credit risk of the counterparty.
Credit risk associated with derivative counterparties is discussed in note 9 (f) and credit risk associated with reinsurance counterparties is discussed in note 9 (k).

1
Energy includes legacy oil and gas equity interests related to upstream and midstream assets that are in runoff, and Energy Transition private equity interests in areas supportive of the transition to lower carbon forms of energy, such as wind, solar, batteries and magnets.

(I) Credit quality
The following table presents financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements, and other significant credit risk exposures from loan commitments, with allowances, presenting separately Stage 1, Stage 2, and Stage 3 credit risk profiles. For each asset type presented in the table, amortized cost and FVOCI financial instruments are presented together. Amortized cost financial instruments are shown gross of the allowance for credit losses, which is shown separately. FVOCI financial instruments are shown at fair value with the allowance for credit losses shown separately.

As at December 31, 2023	Stage 1	Stage 2	Stage 3	Total
Debt securities

Investment grade	$198,935	$2,252	$–	$201,187
Non-investment grade	5,367	596	–	5,963
Default	–	–	–	–
Total	204,302	2,848	–	207,150
Allowance for credit losses on assets measured at amortized cost	–	1	–	1
Net of allowance	204,302	2,847	–	207,149
Allowance for credit losses on assets measured at FVOCI	283	54	6	343
Private placements
Investment grade	37,722	1,644	–	39,366
Non-investment grade	5,210	295	81	5,586
Total	42,932	1,939	81	44,952
Allowance for credit losses on assets measured at amortized cost	–	–	–	–
Net of allowance	42,932	1,939	81	44,952
Allowance for credit losses on assets measured at FVOCI	126	108	83	317
Commercial mortgages
AAA	279	–	–	279
AA	6,815	–	–	6,815
A	14,259	134	–	14,393
BBB	5,513	984	–	6,497
BB	10	532	–	542
B and lower	145	71	107	323
Total	27,021	1,721	107	28,849
Allowance for credit losses on assets measured at amortized cost	1	2	–	3
Net of allowance	27,020	1,719	107	28,846
Allowance for credit losses on assets measured at FVOCI	40	42	143	225

Residential mortgages
Performing	20,898	1,570	–	22,468
Non-performing	–	–	60	60
Total	20,898	1,570	60	22,528
Allowance for credit losses on assets measured at amortized cost	4	2	2	8
Net of allowance	20,894	1,568	58	22,520
Allowance for credit losses on assets measured at FVOCI	–	–	–	–
Loans to Bank clients
Performing	2,387	44	–	2,431
Non-performing	–	–	8	8
Total	2,387	44	8	2,439
Allowance for credit losses on assets measured at amortized cost	2	–	1	3
Net of allowance	2,385	44	7	2,436
Allowance for credit losses on assets measured at FVOCI	–	–	–	–
Other invested assets
Investment grade	3,791	–	–	3,791
Below investment grade	360	–	–	360
Default	–	–	–	–
Total	4,151	–	–	4,151
Allowance for credit losses on assets measured at amortized cost	1	–	–	1
Net of allowance	4,150	–	–	4,150
Allowance for credit losses on assets measured at FVOCI	16	–	–	16
Loan commitments
Allowance for credit losses	9	1	2	12
Net of allowance, total	$301,683	$8,117	$253	$310,053
(II) Allowance for credit losses
The following table provides details on the allowance for credit losses by stage as at and for the year ended December 31, 2023 under IFRS 9.

As at December 31, 2023	Stage 1	Stage 2	Stage 3	Total
Balance, beginning of year	$511	$141	$72	$724
Net re - measurement due to transfers	4	6	(10)	–
Transfer to stage 1	12	(11)	(1)	–
Transfer to stage 2	(6)	28	(22)	–
Transfer to stage 3	(2)	(11)	13	–
Net originations, purchases and disposals	45	8	(23)	30
Repayments	–	–	–	–
Changes to risk, parameters, and models	(71)	48	233	210
Foreign exchange and other adjustments	(7)	7	(35)	(35)
Balance, end of year	$482	$210	$237	$929
The following table presents past due but not impaired and impaired financial assets as at December 31, 2022 under IAS 39.

	Past due but not impaired
As at December 31, 2022	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities (1),(2)
FVTPL	$2,059	$71	$2,130	$9
AFS	922	–	922	–
Private placements (1)	317	152	469	229
Mortgages and loans to Bank clients	103	–	103	74
Other financial assets	36	34	70	1
Total	$3,437	$257	$3,694	$313

(1)	Payments of $12 on $3,297 of financial assets past due less than 90 days were delayed.
(2)	Payments of $4 on $224 of financial assets past due greater than 90 days were delayed.
(III) Significant judgements and estimates
The following table shows certain key macroeconomic variables used to estimate the ECL allowances by market. For the base case, upside and downside scenarios, the projections are provided for the next 12 months and then for the remaining forecast period, which represents a medium-term view.

		Base case scenario		Upside scenario		Downside scenario 1		Downside scenario 2
As at December 31, 2023	Current quarter	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years
Canada
Gross Domestic Product (GDP), in U.S. $ billions	$ 1,448	1.6%	2.0%	3.6%	2.3%	(2.1%)	2.2%	(4.1%)	2.1%
Unemployment rate	5.8%	6.0%	5.8%	5.3%	4.9%	7.9%	7.7%	9.2%	9.3%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	$ 85.7	82.8	71.4	85.3	71.7	68.0	64.8	58.9	58.6
U.S.
Gross Domestic Product (GDP), in U.S. $ billions	$ 22,531	1.3%	2.3%	3.6%	2.4%	(2.5%)	2.6%	(4.2%)	2.5%
Unemployment rate	3.9%	3.9%	4.0%	3.2%	3.3%	6.5%	5.8%	6.9%	7.6%
7-10 Year BBB U.S. Corporate Index	6.6%	6.5%	6.0%	6.2%	6.1%	6.0%	5.4%	6.6%	5.3%
Japan
Gross Domestic Product (GDP), in JPY billions	¥559,492	0.4%	0.8%	2.5%	1.0%	(4.6%)	1.1%	(8.3%)	1.7%
Unemployment rate	2.7%	2.7%	2.4%	2.6%	2.2%	3.2%	3.1%	3.3%	3.7%
Hong Kong
Unemployment rate	2.8%	2.9%	3.2%	2.6%	2.8%	4.0%	4.0%	4.4%	4.8%
Hang Seng Index	19,316	20.9%	5.1%	35.4%	4.7%	(13.6%)	11.3%	(34.1%)	14.8%
China
Gross Domestic Product (GDP), in CNY billions	$108,251	6.0%	4.3%	9.5%	4.4%	(1.2%)	4.6%	(4.7%)	3.9%
FTSE Xinhua A200 Index	9,852	7.3%	5.0%	26.6%	3.0%	(31.4%)	11.9%	(42.0%)	13.4%

(IV) Sensitivity to changes in economic assumptions
The following table shows the ECL allowance resulting from all four macroeconomic scenarios (including the more heavily weighted best estimate baseline scenario, one upside and two downside scenarios) weighted by probability of occurrence and shows the ECL allowance resulting from only the baseline scenario.

As at	December 31, 2023

Probability-weighted ECLs	$929
Base ECLs	$659
Difference – in amount	$270
Difference – in percentage	29.08%
(d) Securities lending, repurchase and reverse repurchase transactions
The Company engages in securities lending to generate fee income. Collateral exceeding the market value of the loaned securities is retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored daily and additional collateral is obtained or refunded as the market value of the underlying loaned securities fluctuates. As at December 31, 2023, the Company had loaned securities (which are included in invested assets) with a market value of $626 (2022 – $723). The Company holds collateral with a current market value that exceeds the value of securities lent in all cases.
The Company engages in reverse repurchase transactions to generate fee income to take possession of securities to cover short positions in similar instruments and to meet short-term funding requirements. As at December 31, 2023 the Company had engaged in reverse repurchase transactions of $466 (2022 – $895) which are recorded as short-term receivables. In addition, the Company had engaged in repurchase transactions of $202 as at December 31, 2023 (2022 – $895) which are recorded as payables.
(e) Credit default swaps
The Company replicates exposure to specific issuers by selling credit protection via credit default swaps (“CDS”) to complement its cash debt securities investing. The Company does not write CDS protection more than its government bond holdings. A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2023	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3),(4) – Corporate debt
AA	$23	$1	4
A	94	2	3
BBB	14	–	1
Total single name CDS	$131	$3	3
Total CDS protection sold	$131	$3	3
As at December 31, 2022	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3),(4) – Corporate debt
AA	$–	$–	–
A	133	4	4
BBB	26	–	1
Total single name CDS	$159	$4	4
Total CDS protection sold	$159	$4	4

(1)
Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Ratings are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
(4)	The Company held no purchased credit protection as at December 31, 2023 and December 31, 2022.
(f) Derivatives
The Company’s point-in-time exposure to losses related to credit risk of a derivative counterparty is limited to the amount of any net gains that may have accrued with the particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in a loss position and the impact of collateral on hand. The Company limits the risk of credit losses from derivative counterparties by: using investment grade counterparties, entering into master netting arrangements which permit the offsetting of contracts in a loss position in the case of a counterparty default and entering into Credit Support Annex agreements whereby collateral must be provided when the exposure exceeds a certain threshold.
All

contracts are held with or guaranteed by investment grade counterparties, the majority of whom are rated A- or higher. As at December 31, 2023, the percentage of the Company’s derivative exposure with counterparties rated AA- or higher was
33
per cent (2022 –
36
 per cent). As at December 31, 2023, the largest single counterparty exposure, without taking into consideration the impact of master netting agreements or the benefit of collateral held, was $
1,357
(2022 – $
1,582
). The net exposure to this counterparty, after taking into consideration master netting agreements and the fair value of collateral held, was $
nil
(2022 – $
nil
).
(g) Offsetting financial assets and financial liabilities
Certain derivatives, securities lent and repurchase agreements have conditional offset rights. The Company does not offset these financial instruments in the Consolidated Statements of Financial Position, as the rights of offset are conditional.
In the case of derivatives, collateral is collected from and pledged to counterparties and clearing houses to manage credit risk exposure in accordance with Credit Support Annexes to swap agreements and clearing agreements. Under master netting agreements, the Company has a right of offset in the event of default, insolvency, bankruptcy or other early termination.
In the case of reverse repurchase and repurchase transactions, additional collateral may be collected from or pledged to counterparties to manage credit exposure according to bilateral reverse repurchase or repurchase agreements. In the event of default by a reverse purchase transaction counterparty, the Company is entitled to liquidate the collateral held to offset against the same counterparty’s obligation.

The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral pledged or received.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2023	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amounts including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,044	$(6,516)	$(2,374)	$154	$154
Securities lending	626	–	(626)	–	–
Reverse repurchase agreements	466	(202)	(264)	–	–
Total financial assets	$10,136	$(6,718)	$(3,264)	$154	$154
Financial liabilities
Derivative liabilities	$(12,600)	$6,516	$5,958	$(126)	$(57)
Repurchase agreements	(202)	202	–	–	–
Total financial liabilities	$(12,802)	$6,718	$5,958	$(126)	$(57)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2022	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amounts including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,072	$(7,170)	$(1,687)	$215	$215
Securities lending	723	–	(723)	–	–
Reverse repurchase agreements	895	(779)	(116)	–	–
Total financial assets	$10,690	$(7,949)	$(2,526)	$215	$215
Financial liabilities
Derivative liabilities	$(15,151)	$7,170	$7,834	$(147)	$(103)
Repurchase agreements	(895)	779	116	–	–
Total financial liabilities	$(16,046)	$7,949	$7,950	$(147)	$(103)

(1)	Financial assets and liabilities include accrued interest of $502 and $913 respectively (2022 – $488 and $862 respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2023, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $424, $1,420
,
$20
and $nil
respectively (2022 – $507, $1,528, $63 and $nil respectively). As at December 31, 2023, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its unconsolidated financing entity. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 18.

The Company

also has certain credit linked note assets and variable
surplus
note liabilities which have unconditional offsetting rights. Under the netting agreements, the Company has rights of offset including in the event of the Company’s default, insolvency, or bankruptcy. These financial instruments are offset in the Consolidated Statements of Financial Position.
A credit linked note is a debt instrument the term of which, in this case, is linked to a variable surplus note. A surplus note is a subordinated debt obligation that often qualifies as surplus (the U.S. statutory equivalent of equity) by some U.S. state insurance regulators. Interest payments on surplus notes are made after all other contractual payments are made. The following table presents the effect of unconditional netting.

As at December 31, 2023	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,276	$(1,276)	$–
Variable surplus note	(1,276)	1,276	–

As at December 31, 2022	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,242	$ (1,242)	$–
Variable surplus note	(1,242)	1,242	–

(1)	As at December 31, 2023 and 2022, the Company had no fixed surplus notes outstanding . R efer to note 19 ( g ).
(h) Risk concentrations
The Company defines enterprise-wide investment portfolio level targets and limits to ensure that portfolios are diversified across asset classes and individual investment risks. The Company monitors actual investment positions and risk exposures for concentration risk and reports its findings to the Executive Risk Committee and the Risk Committee of the Board of Directors.

As at December 31,	2023	2022
Debt securities and private placements rated as investment grade BBB or higher (1)	95%	96%
Government debt securities as a per cent of total debt securities	38%	36%
Government private placements as a per cent of total private placements	10%	10%
Highest exposure to a single non-government debt security and private placement issuer	$1,131	$1,006
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2023 – 37% of real estate, 2022 – 41%)	$4,829	$5,486
Largest concentration of mortgages and real estate (2) – Ontario Canada (2023 – 29%, 2022 – 27%)	$19,003	$18,343

(1)	Investment grade debt securities and private placements include 38% rated A, 17% rated AA and 15% rated AAA (2022 – 39%, 17% and 14%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.
The following table presents debt securities and private placements portfolio by sector and industry.

	2023		2022
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$84,739	33	$77,236	31
Utilities	45,952	18	46,315	18
Financial	39,069	15	38,808	15
Consumer	31,181	12	31,556	13
Energy	15,782	6	16,314	7
Industrial	24,209	9	23,823	9
Other	16,823	7	16,909	7
Total	$257,755	100	$250,961	100
(i) Insurance risk
Insurance risk is the risk of loss due to actual experience for mortality and morbidity claims, policyholder behaviour and expenses emerging differently than assumed when a product was designed and priced. A variety of assumptions are made related to these experience factors, for reinsurance costs, and for sales levels when products are designed and priced, as well as in the determination of policy liabilities. Assumptions for future claims are generally based on both Company and industry experience, and assumptions for future policyholder behaviour and expenses are generally based on Company experience. Such assumptions require significant professional judgment, and actual experience may be materially different than the assumptions made by the Company. Claims may be impacted unexpectedly by changes in the prevalence of diseases or illnesses, medical and technology advances, widespread lifestyle changes, natural disasters, large-scale man-made disasters and acts of terrorism. Policyholder behaviour including premium payment patterns, policy renewals, lapse rates and withdrawal and surrender activity are influenced by many factors including market and general economic conditions, and the availability and relative attractiveness of other products in the marketplace. Some reinsurance rates are not guaranteed and may be changed unexpectedly. Adjustments the Company seeks to make to Non-Guaranteed elements to reflect changing experience factors may be challenged by regulatory or legal action and the Company may be unable to implement them or may face delays in implementation.
The
 Company manages insurance risk through global policies, standards and best practices with respect to product design, pricing, underwriting and claim adjudication, and a global underwriting manual. Each business unit establishes underwriting policies and procedures, including criteria for approval of risks and claims adjudication policies and procedures. The current global life retention limit is US$
30
for individual policies (US$
35
for survivorship life policies) and is shared across businesses. Lower limits are applied in some markets and jurisdictions. The Company aims to further reduce exposure to claims concentrations by applying geographical aggregate retention limits for certain covers. Enterprise-wide, the Company aims to reduce the likelihood of high aggregate claims by operating globally, insuring a wide range of unrelated risk events, and reinsuring some risk.
(j) Concentration risk
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2023	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$327,458	$260,046	$(39,080)	$548,424
Asia and Other	154,536	15,171	(1,169)	168,538
Total	$481,994	$275,217	$(40,249)	$716,962

As at December 31, 2022	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities

U.S. and Canada	$322,265	$233,460	$(42,573)	$513,152
Asia and Other	142,127	14,965	(1,480)	155,612
Total	$464,392	$248,425	$(44,053)	$668,764
(k) Reinsurance risk
In the normal course of business, the Company limits the amount of loss on any one policy by reinsuring certain levels of risk with other insurers. In addition, the Company accepts reinsurance from other reinsurers. Reinsurance ceded does not discharge the Company’s liability as the primary insurer. Failure of reinsurers to honour their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. To minimize losses from reinsurer insolvency, the Company monitors the concentration of credit risk both geographically and with any one reinsurer. In addition, the Company selects reinsurers with high credit ratings.
As at December 31, 2023, the Company had $40,249 (2022 – $44,053) of reinsurance assets. Of this, 91 per cent (2022 – 91 per cent) were ceded to reinsurers with Standard and Poor’s ratings of A- or above. The Company’s exposure to credit risk was mitigated by $22,264 fair value of collateral held as security as at December 31, 2023 (2022 – $25,247). Net exposure after considering offsetting agreements and the benefit of the fair value of collateral held was $17,984 as at December 31, 2023 (2022 – $22,465).